Related Party Transactions - Key Management Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Emoluments and other benefits	¥ 15,143	¥ 16,598	¥ 13,042
Contribution to retirement benefit scheme	1,568	1,338	1,796
Key management compensation	¥ 16,711	¥ 17,936	¥ 14,838